UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2013

Date of reporting period:	5/31/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL FINANCIAL SERVICES FUND

SEMIANNUAL REPORT • MAY 31, 2013

Fund Type

Sector Stock

Objective

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

July 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Financial Services Fund informative and useful. The report covers performance for the six-month period that ended May 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Financial Services Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Financial Services Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.31%; Class B, 2.01%; Class C, 2.01%; Class R, 1.76%; Class Z, 1.01%. Net operating expenses: Class A, 1.31%; Class B, 2.01%; Class C, 2.01%; Class R, 1.51%; Class Z, 1.01%, after contractual reduction through 3/31/2014 for Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 5/31/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	19.22%	41.43%	85.22%	168.42%	—
Class B	18.78	40.42	78.95	149.62	—
Class C	18.79	40.42	78.95	149.62	—
Class R	19.10	41.20	N/A	N/A	28.74% (2/3/12)
Class Z	19.35	41.93	88.22	175.93	—
MSCI World Financials ex-Real Estate Index	19.78	47.41	–19.41	30.35	—
S&P Composite 1500 Index	16.79	27.61	32.04	115.79	—
Lipper Global Financial Services Funds Avg.	16.28	37.45	15.47	105.31	—

Average Annual Total Returns (With Sales Charges) as of 6/30/13
	One Year	Five Years	Ten Years	Since Inception
Class A	21.16%	13.07%	9.21%	—
Class B	22.42	13.47	9.04	—
Class C	26.33	13.58	9.04	—
Class R	28.10	N/A	N/A	15.97% (2/3/12)
Class Z	28.65	14.72	10.13	—
MSCI World Financials ex-Real Estate Index	32.21	–1.74	2.15	—
S&P Composite 1500 Index	21.13	7.27	7.71	—
Lipper Global Financial Services Funds Avg.	24.78	3.45	6.68	—

Source: Prudential Investments LLC, MSCI, and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC for Class A shares is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class R shares are not subject to a front-end sales charge or a CDSC, but are subject to a 12b-1 fee of 0.75%. Class Z shares are not subject to a front-end sales charge, a CDSC or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

MSCI World Financials ex-Real Estate Index

MSCI World Financials ex-Real Estate Index (also referred to as MSCI Finance ex-Real Estate Index) is an unmanaged, market-capitalization-weighted index that monitors the performance of financial stocks from around the world. This index excludes real estate. MSCI World Financials ex-Real Estate Index Closest Month-End to Inception cumulative total return as of 5/31/13 is 36.48% for Class R. MSCI World Financials ex-Real Estate Index Closest Month-End to Inception average annual total return as of 6/30/13 is 21.64% for Class R.

S&P Composite 1500 Index

The Standard & Poor’s Composite (S&P Composite) 1500 Index is an unmanaged index of the 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index, which gives a broad look at how U.S. stock prices have performed. S&P Composite 1500 Index Closest Month-End to Inception cumulative total return as of 5/31/13 is 28.14% for Class R. S&P Composite 1500 Index Closest Month-End to Inception average annual total return as of 6/30/13 is 18.00% for Class R.

Lipper Global Financial Services Funds Average

The Lipper Global Financial Services Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Financial Services Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of companies engaged in providing financial services, including, but not limited to, banks, finance companies, insurance companies, and securities/brokerage firms. Lipper Global Financial Services Funds Average Closest Month-End to Inception cumulative total return as of 5/31/13 is 28.12% for Class R. Lipper Global Financial Services Funds Average Closest Month-End to Inception average annual total return as of 6/30/13 is 15.76% for Class R.

An investor cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Prudential Financial Services Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 5/31/13
Citigroup, Inc., Diversified Financial Services	5.1%
UBS AG (Switzerland), Capital Markets	4.2
Standard Chartered PLC (United Kingdom), Commercial Banks	4.1
DNB ASA (Norway), Commercial Banks	4.0
Hartford Financial Services Group, Inc. (The), Insurance	3.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/13
Commercial Banks	39.5%
Insurance	22.3
Capital Markets	11.5
Diversified Financial Services	11.3
IT Services	6.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2012, at the beginning of the period, and held through the six-month period ended May 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Financial Services Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Financial Services Fund		Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,192.20	1.31%	$7.16
	Hypothetical	$1,000.00	$1,018.40	1.31%	$6.59

Class B	Actual	$1,000.00	$1,187.80	2.01%	$10.96
	Hypothetical	$1,000.00	$1,014.91	2.01%	$10.10

Class C	Actual	$1,000.00	$1,187.90	2.01%	$10.96
	Hypothetical	$1,000.00	$1,014.91	2.01%	$10.10

Class R	Actual	$1,000.00	$1,191.00	1.51%	$8.25
	Hypothetical	$1,000.00	$1,017.40	1.51%	$7.59

Class Z	Actual	$1,000.00	$1,193.50	1.01%	$5.52
	Hypothetical	$1,000.00	$1,019.90	1.01%	$5.09

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2013, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Portfolio of Investments

as of May 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 93.9%
COMMON STOCKS 89.4%

Capital Markets 11.5%
152,017	Banca Generali SpA (Italy)	$3,290,908
389,161	EFG International AG (Switzerland)	4,815,331
269,124	Julius Baer Group Ltd. (Switzerland)	10,628,702
157,039	SEI Investments Co.	4,806,964
772,225	UBS AG (Switzerland)	13,549,463

		37,091,368

Commercial Banks 35.1%
129,323	Alior Bank SA (Poland)*	3,266,315
1,283,900	Banco Santander Brasil SA (Brazil), ADR(a)	9,154,207
210,600	BancorpSouth, Inc.(a)	3,613,896
116,129	BNP Paribas SA (France)	6,795,816
98,900	BOK Financial Corp.	6,438,390
294,820	BS Financial Group, Inc. (South Korea)	4,060,613
134,400	Canadian Imperial Bank of Commerce (Canada)	10,156,971
37,068	Citizens & Northern Corp.	722,826
7,300	ConnectOne Bancorp, Inc.*	211,627
393,550	DGB Financial Group, Inc. (South Korea)	5,861,723
794,395	DNB ASA (Norway)	12,846,301
4,868,000	E.Sun Financial Holding Co. Ltd. (Taiwan)	2,989,090
16,651	Gronlandsbanken (Denmark)	1,622,774
86,880	Hana Financial Group, Inc. (South Korea)	2,897,442
119,500	National Bank of Canada (Canada)	8,793,494
84,680	Shinhan Financial Group Co. Ltd. (South Korea)	3,019,046
454,979	Spar Nord Bank A/S (Denmark)*	3,041,076
570,435	Standard Chartered PLC (United Kingdom)	13,208,182
1,472,052	Turkiye Garanti Bankasi A.S. (Turkey)	7,587,392
5,110,961	Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	7,076,605

		113,363,786

Diversified Financial Services 11.2%
316,700	Citigroup, Inc.	16,465,233
57,000	IntercontinentalExchange, Inc.*(a)	9,758,970
178,960	JPMorgan Chase & Co.	9,769,426

		35,993,629

Insurance 22.3%
90,642	Ageas (Belgium)	3,323,110
334,558	AXA SA (France)	6,754,617

See Notes to Financial Statements.

Prudential Financial Services Fund	7

Portfolio of Investments

as of May 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
57,521	Berkshire Hathaway, Inc. (Class B Stock)*	$6,561,420
251,648	Delta Lloyd NV (Netherlands)	4,920,723
2,027,863	Direct Line Insurance Group PLC (United Kingdom)	6,532,051
568,696	Discovery Ltd. (South Africa)	4,561,333
124,300	Hanover Insurance Group, Inc. (The)	6,243,589
415,700	Hartford Financial Services Group, Inc. (The)	12,732,891
1,486,270	RMI Holdings (South Africa)	3,593,591
972,839	Storebrand ASA (Norway)*	4,569,791
130,100	Unum Group	3,705,248
269,900	XL Group PLC (Ireland)	8,482,957

		71,981,321

IT Services 6.1%
922,000	Higher One Holdings, Inc.*(a)	10,049,800
414,230	VeriFone Systems, Inc.*(a)	9,663,986

		19,713,786

Thrifts & Mortgage Finance 3.2%
124,400	Federal Agricultural Mortgage Corp. (Class C Stock)	3,740,708
126,600	Home Capital Group, Inc. (Canada)(a)	6,479,282

		10,219,990

	Total common stocks (cost $232,273,354)	288,363,880

PREFERRED STOCKS 4.4%

Commercial Banks
992,236	Banco ABC Brasil SA (Brazil)	6,606,259
518,320	Itau Unibanco Holding SA (Brazil), ADR	7,795,533

	Total preferred stocks (cost $14,715,937)	14,401,792

WARRANTS* 0.1%

Diversified Financial Services
162,134	MICEX, expiring 04/18/23 (Russia) (cost $267,180)	270,949

	Total long-term investments (cost $247,256,471)	303,036,621

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 12.2%

Affiliated Money Market Mutual Fund
39,287,522	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $39,287,522; includes $28,580,769 of cash collateral received for securities on loan) (Note 3)(b)(c)	$39,287,522

	Total Investments 106.1% (cost $286,543,993; Note 5)	342,324,143
	Liabilities in excess of other assets (6.1%)	(19,789,927)

	Net Assets 100.0%	$322,534,216

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

MICEX—Moscow Interbank Currency Exchange Market Access Product

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,840,594; cash collateral of $28,580,769 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Financial Services Fund	9

Portfolio of Investments

as of May 31, 2013 (Unaudited) continued

The following is a summary of the inputs used as of May 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Belgium	$—	$3,323,110	$—
Brazil	9,154,207	—	—
Canada	25,429,747	—	—
Denmark	1,622,774	3,041,076	—
France	—	13,550,433	—
Ireland	8,482,957	—	—
Italy	—	3,290,908	—
Netherlands	—	4,920,723	—
Norway	—	17,416,092	—
Poland	—	3,266,315	—
South Africa	—	8,154,924	—
South Korea	—	15,838,824	—
Switzerland	—	28,993,496	—
Taiwan	—	2,989,090	—
Turkey	—	14,663,997	—
United Kingdom	6,532,051	13,208,182	—
United States	104,484,974	—	—
Preferred Stocks
Brazil	14,401,792	—	—
Warrants
Russia	—	270,949	—
Affiliated Money Market Mutual Fund	39,287,522	—	—

Total	$209,396,024	$132,928,119	$—

Fair value of Level 2 investments at November 30, 2012 was $0. An amount of $63,622,323 was transferred from Level 1 into Level 2 at May 31, 2013 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Fund normally values its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See Notes to Financial Statements.

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The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2013 were as follows:

United States (including 8.9% of collateral received for securities on loan)	44.6%
Switzerland	9.0
Canada	7.9
Brazil	7.3
United Kingdom	6.1
Norway	5.4
South Korea	4.9
Turkey	4.6
France	4.2
Ireland	2.6
South Africa	2.5
Denmark	1.5%
Netherlands	1.5
Belgium	1.0
Italy	1.0
Poland	1.0
Taiwan	0.9
Russia	0.1

106.1
Liabilities in excess of other assets	(6.1)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$270,949	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2013 are as follows:

Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants
Equity contracts	$3,769

See Notes to Financial Statements.

Prudential Financial Services Fund	11

Statement of Assets and Liabilities

as of May 31, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $26,840,594:
Unaffiliated Investments (cost $247,256,471)	$303,036,621
Affiliated Investments (cost $39,287,522)	39,287,522
Foreign currency, at value (cost $739,478)	739,726
Receivable for investments sold	9,071,510
Receivable for Fund shares sold	1,047,826
Dividends receivable	374,722
Foreign tax reclaim receivable	289,571
Prepaid expenses	676

Total assets	353,848,174

Liabilities
Payable to broker for collateral for securities on loan	28,580,769
Payable for investments purchased	1,991,108
Payable for Fund shares reacquired	352,312
Management fee payable	202,862
Distribution fee payable	91,157
Accrued expenses	80,630
Affiliated transfer agent fee payable	15,120

Total liabilities	31,313,958

Net Assets	$322,534,216

Net assets were comprised of:
Common stock, at par	$212,497
Paid-in capital in excess of par	246,543,281

246,755,778
Undistributed net investment income	1,641,788
Accumulated net realized gain on investment and foreign currency transactions	18,362,005
Net unrealized appreciation on investments and foreign currencies	55,774,645

Net assets, May 31, 2013	$322,534,216

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($174,677,337 ÷ 11,415,954 shares of common stock issued and outstanding)	$15.30
Maximum sales charge (5.50% of offering price)	0.89

Maximum offering price to public	$16.19

Class B
Net asset value, offering price and redemption price per share ($12,447,338 ÷ 883,695 shares of common stock issued and outstanding)	$14.09

Class C
Net asset value, offering price and redemption price per share ($42,619,633 ÷ 3,026,849 shares of common stock issued and outstanding)	$14.08

Class R
Net asset value, offering price and redemption price per share ($1,210,496 ÷ 79,164 shares of common stock issued and outstanding)	$15.29

Class Z
Net asset value, offering price and redemption price per share ($91,579,412 ÷ 5,844,002 shares of common stock issued and outstanding)	$15.67

See Notes to Financial Statements.

Prudential Financial Services Fund	13

Statement of Operations

Six Months Ended May 31, 2013 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $463,540)	$3,776,990
Affiliated income from securities loaned, net	187,865
Affiliated dividend income	12,886

Total income	3,977,741

Expenses
Management fee	1,048,899
Distribution fee—Class A	233,568
Distribution fee—Class B	54,274
Distribution fee—Class C	185,628
Distribution fee—Class R	1,748
Transfer agent’s fees and expenses (including affiliated expense of $39,600) (Note 3)	174,000
Custodian’s fees and expenses	78,000
Registration fees	36,000
Reports to shareholders	23,000
Audit fee	11,000
Legal fees and expenses	11,000
Directors’ fees	7,000
Insurance	2,000
Loan interest expense (Note 7)	21
Miscellaneous	19,986

Total expenses	1,886,124

Net investment income	2,091,617

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	18,983,868
Foreign currency transactions	32,169

19,016,037

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes of $(20,458))	23,894,138
Foreign currencies	(6,882)

23,887,256

Net gain on investment and foreign currency transactions	42,903,293

Net Increase In Net Assets Resulting From Operations	$44,994,910

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2013	Year Ended November 30, 2012
Increase In Net Assets
Operations
Net investment income	$2,091,617	$1,266,753
Net realized gain on investment and foreign currency transactions	19,016,037	8,551,926
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	23,887,256	29,545,289

Net increase in net assets resulting from operations	44,994,910	39,363,968

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(924,870)	(1,625,671)
Class B	(18,365)	(74,892)
Class C	(60,089)	(246,423)
Class R	(1,387)	—
Class Z	(558,239)	(467,847)

	(1,562,950)	(2,414,833)

Distributions from net realized gains
Class A	(3,185,725)	—
Class B	(254,813)	—
Class C	(833,727)	—
Class R	(6,483)	—
Class Z	(1,411,935)	—

	(5,692,683)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	114,228,919	90,631,655
Net asset value of shares issued in reinvestment of dividends and distributions	6,484,873	2,095,132
Cost of shares reacquired	(53,498,030)	(70,943,788)

Net increase in net assets from Fund share transactions	67,215,762	21,782,999

Total increase	104,955,039	58,732,134

Net Assets:
Beginning of period	217,579,177	158,847,043

End of period(a)	$322,534,216	$217,579,177

(a) Includes undistributed net investment income of:	$1,641,788	$1,113,121

See Notes to Financial Statements.

Prudential Financial Services Fund	15

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company currently consists of three portfolios: Prudential Jennison Health Sciences Fund, Prudential Jennison Utility Fund and Prudential Financial Services Fund. These financial statements relate to Prudential Financial Services Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

The Fund is non-diversified and its investment objective is long-term capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that

16	Visit our website at www.prudentialfunds.com

are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Financial Services Fund	17

Notes to Financial Statements

(Unaudited) continued

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

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Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade and settlement date of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability in a specific region or country or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Financial Services Fund	19

Notes to Financial Statements

(Unaudited) continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax-paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends and interest and foreign capital gains tax is accrued in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

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Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Wellington Management Company, LLP (“Wellington Management”). The subadvisory agreement provides that Wellington Management furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Wellington Management assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Wellington Management, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended May 31, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through March 31, 2014.

PIMS has advised the Fund that it received $403,084 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2013, it received $34, $10,518 and $5,592 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

Prudential Financial Services Fund	21

Notes to Financial Statements

(Unaudited) continued

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended May 31, 2013, PIM has been compensated approximately $56,100 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2013, were $139,774,785 and $86,737,129, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$287,432,925	$58,032,542	$(3,141,324)	$54,891,218

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

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The Fund utilized approximately $898,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended November 30, 2012.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The CDSC is halved for certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 360 million shares of $.01 par value per share common stock authorized, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 90 million, 20 million, 70 million, 90 million and 90 million authorized shares, respectively.

As of May 31, 2013, Prudential owned 842 Class R shares of the Fund.

Prudential Financial Services Fund	23

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2013:
Shares sold	3,993,119	$57,779,257
Shares issued in reinvestment of dividends and distributions	281,367	3,804,078
Shares reacquired	(2,189,138)	(31,700,282)

Net increase (decrease) in shares outstanding before conversion	2,085,348	29,883,053
Shares issued upon conversion from Class B and Z	28,257	402,688
Shares reacquired upon conversion into Class Z	(7,042)	(104,460)

Net increase (decrease) in shares outstanding	2,106,563	$30,181,281

Year ended November 30, 2012:
Shares sold	3,547,476	$43,282,661
Shares issued in reinvestment of dividends	145,529	1,462,565
Shares reacquired	(3,729,008)	(44,948,913)

Net increase (decrease) in shares outstanding before conversion	(36,003)	(203,687)
Shares issued upon conversion from Class B and Z	79,088	929,747
Shares reacquired upon conversion into Class Z	(15,632)	(188,411)

Net increase (decrease) in shares outstanding	27,453	$537,649

Class B
Six months ended May 31, 2013:
Shares sold	209,841	$2,822,741
Shares issued in reinvestment of dividends and distributions	20,454	255,463
Shares reacquired	(73,465)	(979,487)

Net increase (decrease) in shares outstanding before conversion	156,830	2,098,717
Shares reacquired upon conversion into Class A	(27,410)	(360,162)

Net increase (decrease) in shares outstanding	129,420	$1,738,555

Year ended November 30, 2012:
Shares sold	191,620	$2,157,816
Shares issued in reinvestment of dividends	7,462	69,469
Shares reacquired	(168,428)	(1,848,222)

Net increase (decrease) in shares outstanding before conversion	30,654	379,063
Shares reacquired upon conversion into Class A	(83,554)	(906,344)

Net increase (decrease) in shares outstanding	(52,900)	$(527,281)

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Class C	Shares	Amount
Six months ended May 31, 2013:
Shares sold	778,190	$10,424,373
Shares issued in reinvestment of dividends and distributions	60,415	753,978
Shares reacquired	(234,615)	(3,145,548)

Net increase (decrease) in shares outstanding before conversion	603,990	8,032,803
Shares reacquired upon conversion into Class Z	(11,880)	(160,598)

Net increase (decrease) in shares outstanding	592,110	$7,872,205

Year ended November 30, 2012:
Shares sold	582,611	$6,663,014
Shares issued in reinvestment of dividends	21,724	202,248
Shares reacquired	(730,931)	(8,074,485)

Net increase (decrease) in shares outstanding before conversion	(126,596)	(1,209,223)
Shares reacquired upon conversion into Class Z	(10,129)	(112,801)

Net increase (decrease) in shares outstanding	(136,725)	$(1,322,024)

Class R
Six months ended May 31, 2013:
Shares sold	80,100	$1,175,942
Shares issued in reinvestment of dividends and distributions	582	7,870
Shares reacquired	(18,456)	(270,461)

Net increase (decrease) in shares outstanding	62,226	$913,351

Period ended November 30, 2012*:
Shares sold	19,792	$257,348
Shares reacquired	(2,854)	(36,547)

Net increase (decrease) in shares outstanding	16,938	$220,801

Class Z
Six months ended May 31, 2013:
Shares sold	2,818,080	$42,026,606
Shares issued in reinvestment of dividends and distributions	120,281	1,663,484
Shares reacquired	(1,164,985)	(17,402,252)

Net increase (decrease) in shares outstanding before conversion	1,773,376	26,287,838
Shares issued upon conversion from Class A and C	17,577	265,058
Shares reacquired upon conversion into Class A	(2,947)	(42,526)

Net increase (decrease) in shares outstanding	1,788,006	$26,510,370

Year ended November 30, 2012:
Shares sold	3,105,923	$38,270,816
Shares issued in reinvestment of dividends	35,171	360,850
Shares reacquired	(1,292,733)	(16,035,621)

Net increase (decrease) in shares outstanding before conversion	1,848,361	22,596,045
Shares issued upon conversion from Class A and C	24,416	301,212
Shares reacquired upon conversion into Class A	(1,928)	(23,403)

Net increase (decrease) in shares outstanding	1,870,849	$22,873,854

*	Commencement of offering was February 3, 2012.

Prudential Financial Services Fund	25

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the period ended May 31, 2013. The average daily balance for the two days that the Fund had loans outstanding was $265,500, borrowed at a weighted average interest rate of 1.45%. At May 31, 2013, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncement

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which replaced ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the application of ASU No. 2013-01 and its impact, if any, on the Fund’s financial statements.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2013		2012	2011	2010	2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.25		$10.86	$12.89	$11.85	$6.18		$12.59
Income (loss) from investment operations:
Net investment income	.11		.09	.18	.06	.03		.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.38		2.48	(1.50)	.98	5.66		(4.27)
Total from investment operations	2.49		2.57	(1.32)	1.04	5.69		(4.24)
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.18)	(.02)	-	(.02)		(.14)
Distributions from net realized gains	(.34)		-	(.69)	-	-		(2.03)
Tax return of capital contributions	-		-	-	-	-	(b)	-
Total dividends and distributions	(.44)		(.18)	(.71)	-	(.02)		(2.17)
Net asset value, end of period	$15.30		$13.25	$10.86	$12.89	$11.85		$6.18
Total Return(c):	19.22%		24.15%	(11.19)%	8.78%	92.19%		(40.57)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$174,677		$123,375	$100,770	$107,000	$102,363		$39,508
Average net assets (000)	$156,149		$114,947	$124,866	$100,055	$67,736		$47,123
Ratios to average net assets(d):
Expenses	1.31%	(f)	1.41%	1.43%	1.44%	1.66%	(h)	2.19%	(e)(h)
Net investment income	1.51%	(f)	.73%	1.38%	.49%	.37%		.32%
Portfolio turnover rate	33%	(g)	63%	83%	68%	109%		176%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through March 31, 2008.

(f) Annualized.

(g) Not annualized.

(h) Includes dividend expense and broker fees and expenses on short sales of .10% and .63% for the years ended November 30, 2009 and 2008, respectively.

See Notes to Financial Statements.

Prudential Financial Services Fund	27

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2013		2012	2011	2010	2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.20		$9.99	$11.99	$11.09	$5.81		$11.93
Income (loss) from investment operations:
Net investment income (loss)	.05		- (b)	.08	(.02)	(.02)		(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.20		2.31	(1.39)	.92	5.30		(4.03)
Total from investment operations	2.25		2.31	(1.31)	.90	5.28		(4.06)
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.10)	-	-	-		(.03)
Distributions from net realized gains	(.34)		-	(.69)	-	-		(2.03)
Total dividends and distributions	(.36)		(.10)	(.69)	-	-		(2.06)
Net asset value, end of period	$14.09		$12.20	$9.99	$11.99	$11.09		$5.81
Total Return(c):	18.87%		23.40%	(11.92)%	8.12%	90.88%		(40.99)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,447		$9,205	$8,067	$9,863	$10,599		$6,647
Average net assets (000)	$10,885		$8,579	$10,502	$10,132	$7,859		$11,730
Ratios to average net assets(d):
Expenses	2.01%	(e)	2.11%	2.13%	2.14%	2.36%	(g)	2.91% (g)
Net investment income (loss)	.82%	(e)	.02%	.70%	(.21)%	(.24)%		(.42)%
Portfolio turnover rate	33%	(f)	63%	83%	68%	109%		176%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Includes dividend expense and broker fees and expenses on short sales of .10% and .63% for the years ended November 30, 2009 and 2008, respectively.

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2013		2012	2011	2010	2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.20		$9.99	$11.99	$11.09	$5.81		$11.93
Income (loss) from investment operations:
Net investment income (loss)	.06		- (b)	.08	(.03)	(.03)		(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.18		2.31	(1.39)	.93	5.31		(4.03)
Total from investment operations	2.24		2.31	(1.31)	.90	5.28		(4.06)
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.10)	-	-	-		(.03)
Distributions from net realized gains	(.34)		-	(.69)	-	-		(2.03)
Total dividends and distributions	(.36)		(.10)	(.69)	-	-		(2.06)
Net asset value, end of period	$14.08		$12.20	$9.99	$11.99	$11.09		$5.81
Total Return(c):	18.79%		23.40%	(11.92)%	8.12%	90.88%		(40.99)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42,620		$29,703	$25,697	$25,408	$27,151		$10,690
Average net assets (000)	$37,230		$28,075	$31,164	$26,326	$16,910		$13,723
Ratios to average net assets(d):
Expenses	2.01%	(e)	2.11%	2.13%	2.14%	2.36%	(g)	2.91% (g)
Net investment income (loss)	.84%	(e)	.03%	.71%	(.23)%	(.35)%		(.40)%
Portfolio turnover rate	33%	(f)	63%	83%	68%	109%		176%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Includes dividend expense and broker fees and expenses on short sales of .10% and .63% for the years ended November 30, 2009 and 2008, respectively.

See Notes to Financial Statements.

Prudential Financial Services Fund	29

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended May 31, 2013		February 3, 2012(a) through November 30, 2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$13.23		$12.24
Income (loss) from investment operations:
Net investment income (loss)	.11		-	(h)
Net realized and unrealized gain on investment and foreign currency transactions	2.36		.99
Total from investment operations	2.47		.99
Less Dividends and Distributions:
Dividends from net investment income	(.07)		-
Distributions from net realized gains	(.34)		-
Total dividends and distributions	(.41)		-
Net asset value, end of period	$15.29		$13.23
Total Return(c):	19.10%		8.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,211		$224
Average net assets (000)	$701		$34
Ratios to average net assets(d):
Expenses(e)	1.51%	(f)	1.61%	(f)
Net investment income (loss)	1.53%	(f)	(.02)%	(f)
Portfolio turnover rate	33%	(g)	63%	(g)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares through March 31, 2014.

(f) Annualized.

(g) Not annualized.

(h) Less than $.005 per share.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2013		2012	2011	2010	2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.58		$11.13	$13.20	$12.08	$6.30		$12.78
Income (loss) from investment operations:
Net investment income	.14		.13	.24	.10	.06		.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.42		2.53	(1.57)	1.02	5.76		(4.33)
Total from investment operations	2.56		2.66	(1.33)	1.12	5.82		(4.28)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.21)	(.05)	-	(.04)		(.17)
Distributions from net realized gains	(.34)		-	(.69)	-	-		(2.03)
Tax return of capital contributions	-		-	-	-	-	(b)	-
Total dividends and distributions	(.47)		(.21)	(.74)	-	(.04)		(2.20)
Net asset value, end of period	$15.67		$13.58	$11.13	$13.20	$12.08		$6.30
Total Return(c):	19.35%		24.57%	(10.98)%	9.27%	92.54%		(40.32)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$91,579		$55,071	$24,313	$21,925	$19,065		$5,652
Average net assets (000)	$75,524		$40,829	$32,896	$19,814	$11,837		$5,853
Ratios to average net assets(d):
Expenses	1.01%	(e)	1.11%	1.13%	1.14%	1.36%	(g)	1.91% (g)
Net investment income	1.89%	(e)	1.04%	1.78%	.81%	.58%		.60%
Portfolio turnover rate	33%	(f)	63%	83%	68%	109%		176%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Includes dividend expense and broker fees and expenses on short sales of .10% and .63% for the years ended November 30, 2009 and 2008, respectively.

See Notes to Financial Statements.

Prudential Financial Services Fund	31

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Wellington Management Company, LLP	280 Congress Street Boston, MA 02210

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Sector Funds, Inc./Prudential Financial Services Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL FINANCIAL SERVICES FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PFSAX	PUFBX	PUFCX	PSSRX	PFSZX
CUSIP	74441P106	74441P205	74441P304	74441P783	74441P403

MF188E2    0247608-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON HEALTH SCIENCES FUND

SEMIANNUAL REPORT • MAY 31, 2013

Fund Type

Sector Stock

Objective

Long-term capital appreciation

Note:

The Fund is generally closed to new investors

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

July 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Health Sciences Fund informative and useful. The report covers performance for the six-month period that ended May 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Health Sciences Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Health Sciences Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 1.18%; Class B, 1.88%; Class C, 1.88%; Class R, 1.63%; Class X, 1.88%; Class Z, 0.88%. Net operating expenses: Class A, 1.18%; Class B, 1.88%; Class C, 1.88%; Class R, 1.38%; Class X, 1.13%; Class Z, 0.88%, after contractual reduction through 3/31/2014 for Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 5/31/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	25.57%	36.88%	108.61%	356.98%	—
Class B	25.13	35.92	101.39	325.20	—
Class C	25.10	35.89	101.45	325.13	—
Class R	25.44	36.62	N/A	N/A	41.60% (2/3/12)
Class X	25.60	36.95	111.27	N/A	150.93 (11/25/05)
Class Z	25.74	37.30	111.67	369.80	—
S&P 1500 Health Care Index	21.28	36.12	69.22	118.33	—
S&P Composite 1500 Index	16.79	27.61	32.04	115.79	—
Lipper Health/Biotechnology Funds Avg.	23.06	36.00	88.56	181.34	—

Average Annual Total Returns (With Sales Charges) as of 6/30/13
	One Year	Five Years	Ten Years	Since Inception
Class A	21.34%	14.80%	15.12%	—
Class B	22.52	15.19	14.95	—
Class C	26.53	15.31	14.94	—
Class R	28.14	N/A	N/A	26.94% (2/3/12)
Class X	22.45	16.08	N/A	12.63 (11/25/05)
Class Z	28.78	16.45	16.10	—
S&P 1500 Health Care Index	28.04	12.04	7.61	—
S&P Composite 1500 Index	21.13	7.27	7.71	—
Lipper Health/Biotechnology Funds Avg.	26.79	13.66	10.18	—

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC for Class A shares is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class R shares are not subject to a front-end sales charge or a CDSC, but are subject to a 12b-1 fee of 0.75%. Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain other Prudential Investments funds. Class X shares are subject to a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2%, and 1%, respectively, for the first eight years after purchase and a 12b-1 fee of up to 1% annually. Approximately 10 years after purchase, Class X shares will automatically convert to Class A shares on a monthly basis. Class Z shares are not subject to a front-end sales charge, a CDSC, or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

S&P 1500 Health Care Index

The S&P 1500 Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the healthcare sector of the S&P Composite 1500 Index. S&P 1500 Health Care Index Closest Month-End to Inception cumulative total returns as of 5/31/13 are 38.70% for Class R and 85.33% for Class X. S&P 1500 Health Care Index Closest Month-End to Inception average annual total return as of 6/30/13 is 25.41% for Class R and 8.39% for Class X.

S&P Composite 1500 Index

The Standard & Poor’s Composite (S&P Composite) 1500 Index is an unmanaged index of the 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index. It gives a broad look at how U.S. stock prices have performed. S&P Composite 1500 Index Closest Month-End to Inception cumulative total returns as of 5/31/13 are 28.14% for Class R and 55.74% for Class X. S&P Composite 1500 Index Closest Month-End to Inception average annual total return as of 6/30/13 is 18.00% for Class R and 5.83% for Class X.

Lipper Health/Biotechnology Funds Average

The Lipper Health/Biotechnology Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Health/Biotechnology Funds category for the periods noted. Funds in the Lipper Average invest primarily in shares of companies engaged in healthcare, medicine, and biotechnology. Lipper Average

Prudential Jennison Health Sciences Fund	3

Your Fund’s Performance (continued)

Closest Month-End to Inception cumulative total returns as of 5/31/13 are 39.27% for Class R and 101.15% for Class X. Lipper Average Closest Month-End to Inception average annual total return as of 6/30/13 is 24.90% for Class R and 9.22% for Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/13
Vertex Pharmaceuticals, Inc., Biotechnology	6.6%
BioMarin Pharmaceutical, Inc., Biotechnology	6.3
Alexion Pharmaceuticals, Inc., Biotechnology	4.8
Gilead Sciences, Inc., Biotechnology	4.6
Bristol-Myers Squibb Co., Pharmaceuticals	4.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/13
Biotechnology	50.2%
Pharmaceuticals	20.8
Healthcare Providers & Services	15.1
Healthcare Equipment & Supplies	6.4
Life Sciences Tools & Services	4.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2012, at the beginning of the period, and held through the six-month period ended May 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Health Sciences Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Health Sciences Fund		Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,255.70	1.18%	$6.64
	Hypothetical	$1,000.00	$1,019.05	1.18%	$5.94

Class B	Actual	$1,000.00	$1,251.30	1.88%	$10.55
	Hypothetical	$1,000.00	$1,015.56	1.88%	$9.45

Class C	Actual	$1,000.00	$1,251.00	1.88%	$10.55
	Hypothetical	$1,000.00	$1,015.56	1.88%	$9.45

Class R	Actual	$1,000.00	$1,254.40	1.38%	$7.76
	Hypothetical	$1,000.00	$1,018.05	1.38%	$6.94

Class X	Actual	$1,000.00	$1,256.00	1.13%	$6.36
	Hypothetical	$1,000.00	$1,019.30	1.13%	$5.69

Class Z	Actual	$1,000.00	$1,257.40	0.88%	$4.95
	Hypothetical	$1,000.00	$1,020.54	0.88%	$4.43

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2013, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Portfolio of Investments

as of May 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.4%
COMMON STOCKS 96.0%

Biotechnology 49.5%
889,900	ACADIA Pharmaceuticals, Inc.*(a)	$12,520,893
925,226	Achillion Pharmaceuticals, Inc.*(a)	7,716,385
862,672	Alexion Pharmaceuticals, Inc.*	84,145,027
654,613	Alnylam Pharmaceuticals, Inc.*	20,050,796
3,308,929	Amarin Corp. PLC (Ireland), ADR*(a)	23,129,414
1,807,558	Ariad Pharmaceuticals, Inc.*(a)	33,150,614
246,945	Biogen Idec, Inc.*	58,646,968
1,752,708	BioMarin Pharmaceutical, Inc.*	109,894,792
3,252,974	Celldex Therapeutics, Inc.*	41,605,537
1,518,360	ChemoCentryx, Inc.*	20,513,044
164,567	Chimerix, Inc.*	3,538,191
714,744	Coronado Biosciences, Inc.*(a)	7,061,671
308,909	Cytori Therapeutics, Inc.*(a)	759,916
1,147,778	Dynavax Technologies Corp.*(a)	2,995,701
24,735	Epizyme, Inc.*	568,658
1,455,373	Gilead Sciences, Inc.*(a)	79,288,721
453,330	Grifols SA (Spain), ADR	12,357,776
655,352	Idenix Pharmaceuticals, Inc.*(a)	3,106,368
953,184	Incyte Corp. Ltd.*(a)	21,132,089
115,443	Infinity Pharmaceuticals, Inc.*	3,111,189
1,444,868	Isis Pharmaceuticals, Inc.*(a)	31,281,392
84,443	KYTHERA Biopharmaceuticals, Inc.*(a)	1,806,236
2,017,568	Merrimack Pharmaceuticals, Inc.*(a)	11,177,327
1,240,628	Neurocrine Biosciences, Inc.*	16,041,320
505,885	Onyx Pharmaceuticals, Inc.*	48,286,723
744,110	Orexigen Therapeutics, Inc.*	4,710,216
459,488	OvaScience, Inc., Reg. D, PIPE*(b)	5,734,410
634,971	Portola Pharmaceuticals, Inc.*	11,556,472
41,430	Prothena Corp. PLC*	411,814
676,003	Puma Biotechnology, Inc.*	26,316,797
465,742	QLT, Inc.*(a)	3,651,417
57,259	Quintiles Transnational Holdings, Inc.*	2,521,686
2,599,873	Synta Pharmaceuticals Corp.*(a)	19,187,063
597,605	Targacept, Inc.*	3,364,516
219,505	TESARO, Inc.*(a)	7,509,266
641,015	Tetraphase Pharmaceuticals, Inc.*	5,128,120
237,800	Verastem, Inc.*(a)	2,273,368
1,436,140	Vertex Pharmaceuticals, Inc.*	115,336,403

		861,588,296

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	7

Portfolio of Investments

as of May 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Healthcare Equipment & Supplies 6.1%
369,754	Baxter International, Inc.	$26,004,799
910,180	Derma Sciences, Inc.*(a)	12,141,801
917,586	GenMark Diagnostics, Inc.*(a)	13,672,032
585,339	Hologic, Inc.*	12,145,784
1,559,932	InspireMD, Inc.*	3,587,844
47,991	Intuitive Surgical, Inc.*	23,876,962
891,020	Novadaq Technologies, Inc.*	12,082,231
202,999	Tornier NV*	3,209,414

		106,720,867

Healthcare Providers & Services 15.1%
531,869	Acadia Healthcare Co., Inc.*	17,759,106
340,988	Aetna, Inc.	20,588,855
841,025	Centene Corp.*	41,630,738
293,384	Cigna Corp.	19,920,774
1,356,472	HCA Holdings, Inc.	52,983,796
359,256	Molina Healthcare, Inc.*	13,579,877
1,051,886	UnitedHealth Group, Inc.	65,879,620
434,385	Universal Health Services, Inc. (Class B Stock)	30,033,379

		262,376,145

Life Sciences Tools & Services 4.9%
308,597	Agilent Technologies, Inc.	14,025,734
506,914	Bruker Corp.*	8,379,288
669,117	Fluidigm Corp.*	11,401,754
489,495	Illumina, Inc.*(a)	34,421,288
71,757	Waters Corp.*(a)	6,939,619
471,748	WuXi PharmaTech Cayman, Inc. (China), ADR*	9,656,682

		84,824,365

Pharmaceuticals 20.4%
167,495	Actavis, Inc.*	20,650,459
245,934	Allergan, Inc.	24,467,974
1,559,811	Bristol-Myers Squibb Co.	71,766,904
726,966	CFR Pharmaceuticals SA (Chile), ADR, 144A (original cost $13,240,232; purchased 05/05/11)*(b)(c)	17,759,270
31,451,227	CFR Pharmaceuticals SA (Chile) (original cost $7,531,442; purchased 08/22/11 - 04/18/13)(b)(c)	7,657,253
1,814,010	Corcept Therapeutics, Inc.*(a)	3,301,498
9,882,754	CSPC Pharmaceuticals Group. Ltd. (Hong Kong), 144A	5,127,769

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
679,397	Medicines Co. (The)*	$21,883,377
287,919	Merck & Co., Inc.	13,445,817
499,989	Mylan, Inc.*	15,239,665
95,707	Novo Nordisk A/S (Denmark), ADR	15,418,398
629,041	Pacira Pharmaceuticals, Inc.*(a)	18,430,901
990,517	Pfizer, Inc.	26,971,778
1,372,574	Repros Therapeutics, Inc.*(a)	23,772,982
113,934	Roche Holding AG (Switzerland)	28,248,401
208,595	Sagent Pharmaceuticals, Inc.*	3,756,796
16,490,566	Sino Biopharmaceutical (Hong Kong)	11,493,852
1,159,566	Warner Chilcott PLC (Class A Stock)	22,263,667
433,254	XenoPort, Inc.*	2,382,897

		354,039,658

	Total common stocks (cost $1,105,231,579)	1,669,549,331

PREFERRED STOCKS 1.3%

Biotechnology 0.7%
458,333	PTC Therapeutics, Private Placement, Series 4 (original cost $5,499,996; purchased 03/07/13)*(b)(c)	6,576,109
1,336,029	Ultragenyx Pharmaceutical, Inc., Private Placement, Series B (original cost $3,699,999; purchased 12/19/12)*(b)(c)	5,137,079

		11,713,188

Healthcare Equipment & Supplies 0.2%
4,084,064	IntelliRad Control, Private Placement, Series A, Reg. D (original cost $2,400,000; purchased 08/31/12)*(b)(c)	2,937,459

Pharmaceuticals 0.4%
2,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B (original cost $4,004,000; purchased 08/11/08)*(b)(c)	4,023,686
1,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B-1 (original cost $2,184,000; purchased 02/08/11 - 07/27/11)*(b)(c)	2,194,738
508,633	Eagle Pharmaceuticals, Inc., Private Placement, Series C (original cost $925,712; purchased 04/11/13)*(b)(c)	930,263

		7,148,687

	Total preferred stocks (cost $18,713,707)	21,799,334

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	9

Portfolio of Investments

as of May 31, 2013 (Unaudited) continued

Units	Description	Value (Note 1)
WARRANTS 0.1%

Biotechnology
222,500	Cytori Therapeutics, Inc., expiring 08/11/13, Private Placement (original cost $0; purchased 08/11/08)*(b)(c)	$—
77,140	OncoGenex Pharmaceutical, Inc., expiring 10/19/15, Private Placement (original cost $0; purchased 10/19/10)*(b)(c)	1,388

		1,388

Healthcare Equipment & Supplies 0.1%
342,500	Derma Sciences, Inc., expiring 06/23/16, Private Placement (original cost $47,950; purchased 06/17/11)*(b)(c)	1,306,569
787,690	SANUWAVE Health, Inc., expiring 04/08/16, Private Placement (original cost $0; purchased 04/08/11)*(b)(c)	32,217

		1,338,786

Pharmaceuticals
357,600	ARYx Therapeutics, Inc., expiring 11/13/13, Private Placement (original cost $44,700; purchased 11/13/08)*(b)(c)	—
81,693	Eagle Pharmaceuticals, Inc., expiring 08/01/19, Private Placement (original cost $0; purchased 04/11/13 - 05/02/13)*(b)(c)	—

		—

	Total warrants (cost $92,650)	1,340,174

	Total long-term investments (cost $1,124,037,936)	1,692,688,839

Shares
SHORT-TERM INVESTMENT 15.0%

Affiliated Money Market Mutual Fund
261,200,989	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $261,200,989; includes $220,541,892 of cash collateral received for securities on loan) (Note 3)(d)(e)	261,200,989

	Total Investments 112.4% (cost $1,385,238,925; Note 5)	1,953,889,828
	Liabilities in excess of other assets (12.4%)	(214,880,645)

	Net Assets 100.0%	$1,739,009,183

See Notes to Financial Statements.

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The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

PIPE—Private Investment in Public Equity

Reg. D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $211,939,005; cash collateral of $220,541,892 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security, the aggregate original cost of such securities is $39,578,031. The aggregate value of $48,556,031 is approximately 2.8% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,618,944,899	$50,604,432	$—
Preferred Stocks	—	—	21,799,334
Warrants	—	—	1,340,174
Affiliated Money Market Mutual Fund	261,200,989	—	—

Total	$1,880,145,888	$50,604,432	$23,139,508

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	11

Portfolio of Investments

as of May 31, 2013 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stocks	Warrants	Convertible Bond
Balance as of 11/30/12	$9,618,626	$687,052	$944,493
Realized gain (loss)	—	(170,103)	(289)
Change in unrealized appreciation (depreciation)*	2,055,001	825,895	(55,950)
Purchases	10,125,707	—	—
Sales	—	—	(888,254)
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(2,670)	—

Balance as of 05/31/13	$21,799,334	$1,340,174	$—

*	Of which, $2,710,793 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there were two warrants transferred out of Level 3 as a result of being priced using the intrinsic value method, which is based on the underlying security’s last sale price on an exchange and the terms of the warrants.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Included in the table above, under Level 3 securities, are preferred stocks that were fair valued using the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. These securities were private placements and therefore valued using significant unobservable inputs. For certain warrants received in a private placement offering, the valuation was based on the Black Scholes method with adjustment to the volatility factor which is deemed to be a significant unobservable input.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2013 was as follows:

Biotechnology	50.2%
Pharmaceuticals	20.8
Healthcare Providers & Services	15.1
Affiliated Money Market Mutual Fund (including 12.7% of collateral received for securities on loan)	15.0
Healthcare Equipment & Supplies	6.4
Life Sciences Tools & Services	4.9

112.4
Liabilities in excess of other assets	(12.4)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$1,340,174	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants
Equity contracts	$(170,103)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants
Equity contracts	$823,225

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	13

Statement of Assets and Liabilities

as of May 31, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $211,939,005:
Unaffiliated investments (cost $1,124,037,936)	$1,692,688,839
Affiliated investments (cost $261,200,989)	261,200,989
Cash	265
Foreign currency, at value (cost $17,362)	16,561
Receivable for Fund shares sold	5,226,608
Receivable for investments sold	4,312,779
Dividends and interest receivable	930,863
Prepaid expenses	4,184
Foreign tax reclaim receivable	352

Total assets	1,964,381,440

Liabilities
Payable to broker for collateral for securities on loan	220,541,892
Payable for Fund shares reacquired	2,652,626
Management fee payable	1,056,046
Distribution fee payable	458,911
Payable for investments purchased	371,025
Accrued expenses	226,174
Affiliated transfer agent fee payable	65,583

Total liabilities	225,372,257

Net Assets	$1,739,009,183

Net assets were comprised of:
Common stock, at par	$490,213
Paid-in capital in excess of par	1,069,031,009

1,069,521,222
Accumulated net investment loss	(14,816,756)
Accumulated net realized gain on investment and foreign currency transactions	115,654,615
Net unrealized appreciation on investments and foreign currencies	568,650,102

Net assets, May 31, 2013	$1,739,009,183

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($910,395,975 ÷ 25,471,359 shares of common stock issued and outstanding)	$35.74
Maximum sales charge (5.50% of offering price)	2.08

Maximum offering price to public	$37.82

Class B
Net asset value, offering price and redemption price per share ($51,928,140 ÷ 1,668,669 shares of common stock issued and outstanding)	$31.12

Class C
Net asset value, offering price and redemption price per share ($219,860,349 ÷ 7,067,210 shares of common stock issued and outstanding)	$31.11

Class R
Net asset value, offering price and redemption price per share ($3,855,523 ÷ 108,186 shares of common stock issued and outstanding)	$35.64

Class X
Net asset value, offering price and redemption price per share ($114,214 ÷ 3,425 shares of common stock issued and outstanding)	$33.35

Class Z
Net asset value, offering price and redemption price per share ($552,854,982 ÷ 14,702,436 shares of common stock issued and outstanding)	$37.60

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	15

Statement of Operations

Six Months Ended May 31, 2013 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $102,960)	$5,586,591
Affiliated income from securities loaned, net	472,081
Affiliated dividend income	63,385
Interest income	19,543

Total income	6,141,600

Expenses
Management fee	5,377,345
Distribution fee—Class A	1,175,068
Distribution fee—Class B	238,580
Distribution fee—Class C	989,393
Distribution fee—Class R	5,399
Distribution fee—Class X	217
Transfer agent’s fees and expenses (including affiliated expense of $181,000) (Note 3)	774,000
Custodian’s fees and expenses	93,000
Registration fees	74,000
Reports to shareholders	56,000
Directors’ fees	17,000
Legal fees and expenses	17,000
Insurance	12,000
Audit fee	11,000
Miscellaneous	11,283

Total expenses	8,851,285

Net investment loss	(2,709,685)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	116,433,017
Foreign currency transactions	(19,530)

116,413,487

Net change in unrealized appreciation (depreciation) on:
Investments	221,639,131
Foreign currencies	(801)

221,638,330

Net gain on investment and foreign currency transactions	338,051,817

Net Increase In Net Assets Resulting From Operations	$335,342,132

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2013	Year Ended November 30, 2012
Increase In Net Assets
Operations
Net investment loss	$(2,709,685)	$(6,854,615)
Net realized gain on investment and foreign currency transactions	116,413,487	135,300,336
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	221,638,330	120,916,621

Net increase in net assets resulting from operations	335,342,132	249,362,342

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(984,113)	—
Class B	(71,246)	—
Class C	(290,873)	—
Class R	(2,145)	—
Class X	(298)	—
Class Z	(475,292)	—

	(1,823,967)	—

Distributions from net realized gains
Class A	(72,835,074)	(15,665,179)
Class B	(5,275,755)	(1,960,208)
Class C	(21,539,129)	(5,025,449)
Class L	—	(42,567)
Class M	—	(6,360)
Class R	(158,822)	—
Class X	(22,115)	(11,455)
Class Z	(35,195,293)	(7,375,096)

	(135,026,188)	(30,086,314)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	331,473,789	561,305,393
Net asset value of shares issued in reinvestment of dividends and distributions	118,428,662	25,826,021
Cost of shares reacquired	(181,211,475)	(297,877,117)

Net increase in net assets from Fund share transactions	268,690,976	289,254,297

Capital Contributions (Note 2)
Class X	—	13

Total increase	467,182,953	508,530,338

Net Assets:
Beginning of period	1,271,826,230	763,295,892

End of period	$1,739,009,183	$1,271,826,230

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company presently consists of three Portfolios: Prudential Financial Services Fund, Prudential Jennison Utility Fund, and Prudential Jennison Health Sciences Fund. The financial statements relate to Prudential Jennison Health Sciences Fund (the “Fund”). The financial statements of the other Portfolios are not presented herein.

The Fund is non-diversified and its investment objective is long-term capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that

18	Visit our website at www.prudentialfunds.com

are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Jennison Health Sciences Fund	19

Notes to Financial Statements

(Unaudited) continued

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may hold up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale (restricted securities, sometimes referred to Private Placements) cannot be resold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were

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freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade and settlement date of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Prudential Jennison Health Sciences Fund	21

Notes to Financial Statements

(Unaudited) continued

Warrants: The Fund holds warrants acquired either through a direct purchase, included as part of private placement, or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

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Dividends and Distributions: The Fund expects to pay dividends from net investment income annually and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax-paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion. The effective management fee rate was .73% for the six months ended May 31, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund also has a distribution agreement

Prudential Jennison Health Sciences Fund	23

Notes to Financial Statements

(Unaudited) continued

with Prudential Annuities Distributors, Inc. (“PAD”), pursuant to which PAD, along with PIMS serves as co-distributor of the Fund’s Class X shares. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, R and X Plans”), regardless of expenses actually incurred by PIMS and PAD. The distribution fees are accrued daily and paid monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, R and X shares. PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through March 31, 2014.

Management has received the maximum allowable amount of sales charges for Class M and X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

During the year ended November 30, 2008, management determined that Class X shareholders had been charged sales charges in excess of regulatory limits. The Manager had paid the class for the overcharge which is reflected as a contribution to capital in the Financial Highlights for the year end November 30, 2008.

PIMS has advised the Fund that it received $252,273 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2013, it received $2,680, $35,058, and $12,528 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended May 31, 2013, PIM has been compensated approximately $141,000 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2013 were $528,948,051 and $384,474,300, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,398,104,015	$579,623,157	$(23,837,344)	$555,785,813

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Jennison Health Sciences Fund	25

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and benefit plans. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months from the date of purchase without a front-end sales charge. Class X shares are not subject to a sales charge, but are subject to a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2%, and 1%, respectively, for the first eight years after purchase. The last conversion of Class M and Class L shares to Class A shares was completed as of April 13, 2012 and August 24, 2012, respectively. There are no Class M and Class L shares outstanding and Class M and Class L shares are no longer being offered for sale. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain other Prudential Investments Funds. Class R and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. On or about the close of business on June 29, 2012, the Fund was closed to new investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 315 million shares of $.01 par value per share common stock authorized which consist of 88 million shares of Class A common stock, 25 million shares of Class B common stock, 50 million shares of Class C common stock, 1 million shares of Class M common stock, 75 million shares of Class R common stock, 1 million shares of Class X common stock, and 75 million shares of Class Z common stock. As of May 31, 2013, PI owned 32 Class A shares and 397 Class R shares of the Fund.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2013:
Shares sold	4,372,856	$140,383,727
Shares issued in reinvestment of dividends and distributions	2,418,349	67,616,532
Shares reacquired	(2,987,531)	(95,296,135)

Net increase (decrease) in shares outstanding before conversion	3,803,674	112,704,124
Shares issued upon conversion from Class B, X and Z	183,754	5,915,391
Shares reacquired upon conversion into Class Z	(71,548)	(2,417,254)

Net increase (decrease) in shares outstanding	3,915,880	$116,202,261

Year ended November 30, 2012:
Shares sold	10,103,610	$296,063,222
Shares issued in reinvestment of distributions	578,265	14,375,539
Shares reacquired	(5,423,540)	(163,567,500)

Net increase (decrease) in shares outstanding before conversion	5,258,335	146,871,261
Shares issued upon conversion from Class B, L, M, X and Z	708,606	20,995,519
Shares reacquired upon conversion into Class Z	(53,839)	(1,660,115)

Net increase (decrease) in shares outstanding	5,913,102	$166,206,665

Class B
Six months ended May 31, 2013:
Shares sold	128,581	$3,498,464
Shares issued in reinvestment of dividends and distributions	184,283	4,500,212
Shares reacquired	(107,990)	(2,975,863)

Net increase (decrease) in shares outstanding before conversion	204,874	5,022,813
Shares reacquired upon conversion into Class A	(181,525)	(5,129,593)

Net increase (decrease) in shares outstanding	23,349	$(106,780)

Year ended November 30, 2012:
Shares sold	588,321	$15,214,426
Shares issued in reinvestment of distributions	66,128	1,468,712
Shares reacquired	(246,309)	(6,405,385)

Net increase (decrease) in shares outstanding before conversion	408,140	10,277,753
Shares reacquired upon conversion into Class A	(720,261)	(18,952,397)

Net increase (decrease) in shares outstanding	(312,121)	$(8,674,644)

Prudential Jennison Health Sciences Fund	27

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended May 31, 2013:
Shares sold	415,408	$11,103,087
Shares issued in reinvestment of dividends and distributions	706,357	17,242,181
Shares reacquired	(490,561)	(13,695,609)

Net increase (decrease) in shares outstanding before conversion	631,204	14,649,659
Shares reacquired upon conversion into Class Z	(16,789)	(480,438)

Net increase (decrease) in shares outstanding	614,415	$14,169,221

Year ended November 30, 2012:
Shares sold	2,137,744	$55,270,970
Shares issued in reinvestment of distributions	172,510	3,831,450
Shares reacquired	(845,438)	(22,284,276)

Net increase (decrease) in shares outstanding before conversion	1,464,816	36,818,144
Shares reacquired upon conversion into Class Z	(30,144)	(849,292)

Net increase (decrease) in shares outstanding	1,434,672	$35,968,852

Class L
Period ended August 24, 2012*:
Shares sold	794	$22,107
Shares issued in reinvestment of distributions	1,698	41,736
Shares reacquired	(5,452)	(152,169)

Net increase (decrease) in shares outstanding before conversion	(2,960)	(88,326)
Shares reacquired upon conversion into Class A	(39,545)	(1,229,170)

Net increase (decrease) in shares outstanding	(42,505)	$(1,317,496)

Class M
Period ended April 13, 2012**:
Shares issued in reinvestment of distributions	276	$6,247
Shares reacquired	(144)	(3,738)

Net increase (decrease) in shares outstanding before conversion	132	2,509
Shares reacquired upon conversion into Class A	(6,483)	(161,455)

Net increase (decrease) in shares outstanding	(6,351)	$(158,946)

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Class R	Shares	Amount
Six months ended May 31, 2013:
Shares sold	94,054	$3,079,510
Shares issued in reinvestment of dividends and distributions	5,767	160,966
Shares reacquired	(28,452)	(889,097)

Net increase (decrease) in shares outstanding	71,369	$2,351,379

Period ended November 30, 2012***:
Shares sold	49,447	$1,593,558
Shares reacquired	(12,630)	(393,765)

Net increase (decrease) in shares outstanding	36,817	$1,199,793

Class X
Six months ended May 31, 2013:
Shares issued in reinvestment of dividends and distributions	859	$22,414
Shares reacquired	(692)	(20,715)

Net increase (decrease) in shares outstanding before conversion	167	1,699
Shares reacquired upon conversion into Class A	(3,662)	(113,340)

Net increase (decrease) in shares outstanding	(3,495)	$(111,641)

Year ended November 30, 2012:
Shares sold	2,620	$72,536
Shares issued in reinvestment of distributions	490	11,455
Shares reacquired	(1,577)	(41,426)

Net increase (decrease) in shares outstanding before conversion	1,533	42,565
Shares reacquired upon conversion into Class A	(6,051)	(166,371)

Net increase (decrease) in shares outstanding	(4,518)	$(123,806)

Class Z
Six months ended May 31, 2013:
Shares sold	5,164,243	$173,409,001
Shares issued in reinvestment of dividends and distributions	983,198	28,886,357
Shares reacquired	(2,052,066)	(68,334,056)

Net increase (decrease) in shares outstanding before conversion	4,095,375	133,961,302
Shares issued upon conversion from Class A and C	81,996	2,897,692
Shares reacquired upon conversion into Class A	(19,855)	(672,458)

Net increase (decrease) in shares outstanding	4,157,516	$136,186,536

Year ended November 30, 2012:
Shares sold	6,281,799	$193,068,574
Shares issued in reinvestment of distributions	235,170	6,090,882
Shares reacquired	(3,398,126)	(105,028,858)

Net increase (decrease) in shares outstanding before conversion	3,118,843	94,130,598
Shares issued upon conversion from Class A and C	77,545	2,509,407
Shares reacquired upon conversion into Class A	(15,812)	(486,126)

Net increase (decrease) in shares outstanding	3,180,576	$96,153,879

*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

Prudential Jennison Health Sciences Fund	29

Notes to Financial Statements

(Unaudited) continued

**	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.
***	Commencement of offering was February 3, 2012.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended May 31, 2013.

Note 8. New Accounting Pronouncement

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which replaced ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the application of ASU No. 2013-01 and its impact, if any, on the Fund’s financial statements.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31,	Year Ended November 30,
	2013	2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$31.95	$25.77	$21.77	$18.79	$14.65	$23.51
Income (loss) from investment operations:
Net investment income (loss)	(.05)	(.17)	(.26)	(.14)	(.07)	.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.26	7.35	4.26	3.12	4.35	(7.16)
Total from investment operations	7.21	7.18	4.00	2.98	4.28	(6.73)
Less Dividends and Distributions:
Dividends from net investment income	(.05)	-	-	-	(.14)	-
Distributions from net realized gains	(3.37)	(1.00)	-	-	-	(2.13)
Total dividends and distributions	(3.42)	(1.00)	-	-	(.14)	(2.13)
Net asset value, end of period	$35.74	$31.95	$25.77	$21.77	$18.79	$14.65
Total Return(b):	25.57%	28.98%	18.37%	15.86%	29.48%	(31.51)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$910,396	$688,749	$403,047	$330,059	$283,916	$236,932
Average net assets (000)	$785,531	$595,244	$383,231	$321,876	$256,120	$337,875
Ratios to average net assets(c):
Expenses(d)	1.18% (e)	1.23%	1.25%	1.27%	1.30%	1.19%
Net investment income (loss)	(.34)% (e)	(.57)%	(1.06)%	(.67)%	(.43)%	2.21%
Portfolio turnover rate	27% (f)	47%	54%	55%	40%	90%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying portfolio in which the Fund invests.

(d) Through March 31, 2008, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	31

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended May 31,	Year Ended November 30,
	2013	2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$28.36	$23.13	$19.68	$17.11	$13.32	$21.70
Income (loss) from investment operations:
Net investment income (loss)	(.14)	(.35)	(.39)	(.26)	(.16)	.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.32	6.58	3.84	2.83	3.96	(6.45)
Total from investment operations	6.18	6.23	3.45	2.57	3.80	(6.25)
Less Dividends and Distributions:
Dividends from net investment income	(.05)	-	-	-	(.01)	-
Distributions from net realized gains	(3.37)	(1.00)	-	-	-	(2.13)
Total dividends and distributions	(3.42)	(1.00)	-	-	(.01)	(2.13)
Net asset value, end of period	$31.12	$28.36	$23.13	$19.68	$17.11	$13.32
Total Return(b):	25.13%	28.14%	17.53%	15.02%	28.51%	(31.97)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,928	$46,656	$45,280	$42,743	$43,057	$49,916
Average net assets (000)	$47,847	$48,738	$46,069	$43,949	$42,971	$84,198
Ratios to average net assets(c):
Expenses	1.88% (d)	1.93%	1.95%	1.97%	2.00%	1.91%
Net investment income (loss)	(1.01)% (d)	(1.31)%	(1.76)%	(1.37)%	(1.05)%	1.14%
Portfolio turnover rate	27% (e)	47%	54%	55%	40%	90%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended May 31,	Year Ended November 30,
	2013	2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$28.35	$23.13	$19.68	$17.10	$13.31	$21.69
Income (loss) from investment operations:
Net investment income (loss)	(.14)	(.34)	(.39)	(.26)	(.17)	.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.32	6.56	3.84	2.84	3.97	(6.50)
Total from investment operations	6.18	6.22	3.45	2.58	3.80	(6.25)
Less Dividends and Distributions:
Dividends from net investment income	(.05)	-	-	-	(.01)	-
Distributions from net realized gains	(3.37)	(1.00)	-	-	-	(2.13)
Total dividends and distributions	(3.42)	(1.00)	-	-	(.01)	(2.13)
Net asset value, end of period	$31.11	$28.35	$23.13	$19.68	$17.10	$13.31
Total Return(b):	25.10%	28.09%	17.53%	15.09%	28.53%	(31.99)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$219,860	$182,936	$116,060	$93,799	$78,726	$69,772
Average net assets (000)	$198,422	$159,912	$109,282	$90,766	$71,726	$103,596
Ratios to average net assets(c):
Expenses	1.88% (d)	1.93%	1.95%	1.97%	2.00%	1.91%
Net investment income (loss)	(1.03)% (d)	(1.28)%	(1.76)%	(1.37)%	(1.11)%	1.39%
Portfolio turnover rate	27% (e)	47%	54%	55%	40%	90%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	33

Financial Highlights

(Unaudited) continued

Class L Shares
	Period Ended August 24,		Year Ended November 30,
	2012(g)		2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$25.49		$21.58	$18.66	$14.54	$23.39
Income (loss) from investment operations:
Net investment income (loss)	(.20)		(.31)	(.18)	(.10)	.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.79		4.22	3.10	4.31	(7.08)
Total from investment operations	6.59		3.91	2.92	4.21	(6.72)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(.09)	-
Distributions from net realized gains	(1.00)		-	-	-	(2.13)
Total dividends and distributions	(1.00)		-	-	(.09)	(2.13)
Net asset value, end of period	$31.08		$25.49	$21.58	$18.66	$14.54
Total Return(b):	26.90%		18.12%	15.65%	29.16%	(31.65)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,229		$1,083	$1,063	$1,084	$1,035
Average net assets (000)	$1,170		$1,092	$1,110	$1,057	$1,625
Ratios to average net assets(c):
Expenses	1.42%	(d)	1.45%	1.47%	1.50%	1.41%
Net investment income (loss)	(.96)%	(d)	(1.26)%	(.87)%	(.60)%	1.87%
Portfolio turnover rate	47%	(e)(f)	54%	55%	40%	90%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) Calculated as of November 30, 2012.

(g) As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

See Notes to Financial Statements.

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Class M Shares
	Period Ended April 13,		Year Ended November 30,
	2012(h)		2011		2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$23.55		$19.89		$17.15	$13.31	$21.69
Income (loss) from investment operations:
Net investment income (loss)	(.07)		(.23)		(.12)	(.12)	.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.28		3.89		2.85	3.97	(6.45)
Total from investment operations	3.21		3.66		2.73	3.85	(6.25)
Less Dividends and Distributions:
Dividends from net investment income	-		-		-	(.01)	-
Distributions from net realized gains	(1.00)		-		-	-	(2.13)
Total dividends and distributions	(1.00)		-		-	(.01)	(2.13)
Capital Contributions (Note 2):	-		-	(b)	.01	- (b)	-
Net asset value, end of period	$25.76		$23.55		$19.89	$17.15	$13.31
Total Return(c):	14.22%		18.40%		15.98%	28.90%	(31.99)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6		$150		$632	$1,472	$2,239
Average net assets (000)	$78		$461		$978	$1,900	$3,857
Ratios to average net assets(d):
Expenses	1.16%	(e)	1.20%		1.22%	1.78%	1.91%
Net investment income (loss)	(.90)%	(e)	(1.00)%		(.62)%	(.81)%	1.12%
Portfolio turnover rate	47%	(f)(g)	54%		55%	40%	90%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include the expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Calculated as of November 30, 2012.

(h) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	35

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended May 31, 2013	February 3, 2012(a) through November 30, 2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$31.90	$28.25
Income (loss) from investment operations:
Net investment loss	(.10)	(.05)
Net realized and unrealized gain on investment and foreign currency transactions	7.26	3.70
Total from investment operations	7.16	3.65
Less Dividends and Distributions:
Dividends from net investment income	(.05)	-
Distributions from net realized gains	(3.37)	-
Total dividends and distributions	(3.42)	-
Net asset value, end of period	$35.64	$31.90
Total Return(c):	25.44%	12.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,856	$1,175
Average net assets (000)	$2,165	$371
Ratios to average net assets(d):
Expenses(e)	1.38% (f)	1.48%	(f)
Net investment loss	(.63)% (f)	(.24)%	(f)
Portfolio turnover rate	27% (g)	47%	(g)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include the expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares through March 31, 2014.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class X Shares
	Six Months Ended May 31,	Year Ended November 30,
	2013	2012	2011		2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$30.04	$24.27	$20.50		$17.67	$13.75	$22.05
Income (loss) from investment operations:
Net investment income (loss)	(.03)	(.16)	(.23)		(.12)	(.05)	.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.76	(6.93)	4.00		2.94	4.06	(6.66)
Total from investment operations	6.73	(6.77)	3.77		2.82	4.01	(6.26)
Less Dividends and Distributions:
Dividends from net investment income	(.05)	-	-		-	(.15)	-
Distributions from net realized gains	(3.37)	(1.00)	-		-	-	(2.13)
Total dividends and distributions	(3.42)	(1.00)	-		-	(.15)	(2.13)
Capital Contributions (Note 2):	-	- (b)	-	(b)	.01	.06	.09
Net asset value, end of period	$33.35	$30.04	$24.27		$20.50	$17.67	$13.75
Total Return(c):	25.60%	29.08%	18.39%		16.02%	29.91%	(31.01)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$114	$208	$278		$403	$539	$599
Average net assets (000)	$174	$241	$354		$462	$562	$937
Ratios to average net assets(d):
Expenses	1.13% (e)	1.18%	1.20%		1.22%	1.25%	1.14%
Net investment income (loss)	(.20)% (e)	(.58)%	(1.00)%		(.62)%	(.31)%	2.17%
Portfolio turnover rate	27% (f)	47%	54%		55%	40%	90%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include the expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	37

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended May 31,	Year Ended November 30,
	2013	2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$33.39	$26.80	$22.58	$19.43	$15.16	$24.18
Income (loss) from investment operations:
Net investment income (loss)	(.01)	(.08)	(.20)	(.08)	.03	.53
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.64	7.67	4.42	3.23	4.43	(7.42)
Total from investment operations	7.63	7.59	4.22	3.15	4.46	(6.89)
Less Dividends and Distributions:
Dividends from net investment income	(.05)	-	-	-	(.19)	-
Distributions from net realized gains	(3.37)	(1.00)	-	-	-	(2.13)
Total dividends and distributions	(3.42)	(1.00)	-	-	(.19)	(2.13)
Net asset value, end of period	$37.60	$33.39	$26.80	$22.58	$19.43	$15.16
Total Return(b):	25.74%	29.41%	18.69%	16.21%	29.75%	(31.28)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$552,855	$352,103	$197,399	$94,836	$100,060	$255,540
Average net assets (000)	$435,036	$288,971	$142,684	$111,740	$148,563	$338,613
Ratios to average net assets(c):
Expenses	.88% (d)	.93%	.95%	.97%	1.00%	.91%
Net investment income (loss)	(.06)% (d)	(.27)%	(.76)%	(.36)%	.18%	2.63%
Portfolio turnover rate	27% (e)	47%	54%	55%	40%	90%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Sector Funds, Inc./Prudential Jennison Health Sciences Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON HEALTH SCIENCES FUND

SHARE CLASS	A	B	C	R	X	Z
NASDAQ	PHLAX	PHLBX	PHLCX	PJHRX	N/A	PHSZX
CUSIP	74441P502	74441P601	74441P700	74441P791	74441P874	74441P866

MF188E4    0247611-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON UTILITY FUND

SEMIANNUAL REPORT • MAY 31, 2013

Fund Type

Sector Stock

Objective

Total return through a combination of capital appreciation and current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

July 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Utility Fund informative and useful. The report covers performance for the six-month period that ended May 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Utility Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Utility Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 0.85%; Class B, 1.55%; Class C, 1.55%; Class R, 1.30%; Class Z, 0.55%. Net operating expenses: Class A, 0.85%; Class B, 1.55%; Class C, 1.55%; Class R, 1.05%; Class Z, 0.55%, after contractual reduction through 3/31/2014 for Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 5/31/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	13.28%	22.86%	4.60%	214.44%	—
Class B	12.85	21.99	1.00	192.44	—
Class C	12.86	21.90	1.00	192.32	—
Class R	13.18	22.64	3.59	N/A	37.78% (8/22/06)
Class Z	13.43	23.20	6.18	222.96	—
S&P 500 Utility Total Return (TR) Index	8.94	9.48	13.11	152.56	—
S&P 500 Index	16.42	27.25	30.23	107.54	—
Lipper Utility Funds Avg.	10.57	16.38	11.45	161.59	—

Average Annual Total Returns (With Sales Charges) as of 6/30/13
		One Year	Five Years	Ten Years	Since Inception
Class A		12.62%	0.30%	11.42%	—
Class B		13.30	0.54	11.24	—
Class C		17.41	0.74	11.24	—
Class R		18.96	1.24	N/A	4.81% (8/22/06)
Class Z		19.53	1.75	12.35	—
S&P 500 Utility Total Return (TR) Index		6.23	2.85	9.69	—
S&P 500 Index		20.58	7.01	7.29	—
Lipper Utility Funds Avg.		11.53	2.46	9.77	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC for Class A shares is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class R shares are not subject to a front-end sales charge or a CDSC, but are subject to a 12b-1 fee of 0.75%. Class Z shares are not subject to a front-end sales charge, a CDSC, or 12b-1 fees. The returns in the table reflect the share class structure in effect as of the end of the fiscal period.

Benchmark Definitions

S&P 500 Utility Total Return (TR) Index

The Standard & Poor’s Utility Total Return Index (S&P 500 Utility TR Index) is an unmanaged, market capitalization-weighted index including those companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. S&P 500 Utility TR Index Closest Month-End to Inception cumulative total return as of 5/31/13 is 42.05% for Class R. S&P 500 Utility TR Index Closest Month-End to Inception average annual total return as of 6/30/13 is 5.42% for Class R.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed in the United States. S&P 500 Index Closest Month-End to Inception cumulative total return as of 5/31/13 is 44.64% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 6/30/13 is 5.34% for Class R.

Lipper Utility Funds Average

The Lipper Utility Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Utility Funds Category. Funds in the Lipper Average invest at least 65% of their equity portfolios in utility shares. Lipper Average Closest Month-End to Inception cumulative total return as of 5/31/13 is 45.30% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 6/30/13 is 5.53% for Class R.

Prudential Jennison Utility Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/13
Targa Resources Corp., Oil, Gas & Consumable Fuels	3.7%
Cheniere Energy, Inc., Oil, Gas & Consumable Fuels	3.5
Calpine Corp., Independent Power Producers & Energy Traders	3.2
NRG Energy, Inc., Independent Power Producers & Energy Traders	3.2
OGE Energy Corp., Electric Utilities	3.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/13
Oil, Gas & Consumable Fuels	23.3%
Electric Utilities	23.0
Multi-Utilities	18.3
Independent Power Producers & Energy Traders	9.9
Media	6.7

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2012, at the beginning of the period, and held through the six-month period ended May 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Utility Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Utility Fund		Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,132.80	0.85%	$4.52
	Hypothetical	$1,000.00	$1,020.69	0.85%	$4.28

Class B	Actual	$1,000.00	$1,128.50	1.55%	$8.23
	Hypothetical	$1,000.00	$1,017.20	1.55%	$7.80

Class C	Actual	$1,000.00	$1,128.60	1.55%	$8.23
	Hypothetical	$1,000.00	$1,017.20	1.55%	$7.80

Class R	Actual	$1,000.00	$1,131.80	1.05%	$5.58
	Hypothetical	$1,000.00	$1,019.70	1.05%	$5.29

Class Z	Actual	$1,000.00	$1,134.30	0.55%	$2.93
	Hypothetical	$1,000.00	$1,022.19	0.55%	$2.77

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2013, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Portfolio of Investments

as of May 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.4%
COMMON STOCKS

Commercial Services & Supplies 0.3%
345,178	Covanta Holding Corp.	$7,058,890

Diversified Telecommunication Services 4.4%
9,322,624	Frontier Communications Corp.(a)	38,595,663
1,063,861	Intelsat SA*(a)	25,926,293
1,706,000	Maxcom Telecomunicaciones SAB de CV (Mexico), ADR*	3,582,600
3,211,749	Vivendi SA (France)	62,861,431

		130,965,987

Electric Utilities 23.0%
339,835	Alupar Investimento SA (Brazil)*	2,919,490
1,615,985	Alupar Investimento SA (Brazil), 144A*(b)	13,882,773
1,160,013	American Electric Power Co., Inc.	53,151,796
766,862	Cleco Corp.	34,899,890
621,493	Duke Energy Corp.	41,596,526
639,907	Edison International	29,397,328
13,811,978	EDP-Energias de Portugal SA (Portugal)	44,541,897
724,716	ITC Holdings Corp.	62,738,664
875,699	Korea Electric Power Corp. (Korea), ADR(a)	10,315,734
1,067,952	NextEra Energy, Inc.	80,758,530
1,552,113	Northeast Utilities	64,676,549
1,386,785	OGE Energy Corp.	94,121,098
1,468,454	PPL Corp.	43,613,084
966,580	UNS Energy Corp.	45,313,270
1,906,706	Westar Energy, Inc.(a)	60,480,714

		682,407,343

Gas Utilities 4.8%
1,719,212	Gas Natural SDG SA (Spain)	35,517,693
2,726,084	Infraestructura Energetica Nova SAB de CV (Mexico)*(a)	10,069,545
2,478,899	Infraestructura Energetica Nova SAB de CV (Mexico), 144A*(a)(b)	9,156,499
1,172,233	ONEOK, Inc.	52,914,598
1,468,254	Questar Corp.	35,693,255

		143,351,590

Independent Power Producers & Energy Traders 9.9%
3,036,091	AES Corp. (The)	37,040,310
4,683,235	Calpine Corp.*	95,116,503
6,303,216	China Hydroelectric Corp. (China), ADR*(a)	15,442,879

See Notes to Financial Statements.

Prudential Jennison Utility Fund	7

Portfolio of Investments

as of May 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Independent Power Producers & Energy Traders (cont’d.)
3,478,198	Drax Group PLC (United Kingdom)	$30,148,723
4,728,684	MPX Energia SA (Brazil), 144A*(b)	20,731,321
3,743,001	NRG Energy, Inc.	95,521,386

		294,001,122

Internet Software & Services 0.9%
712,995	Rackspace Hosting, Inc.*(a)	26,758,702

Media 6.7%
14,201,446	Asian Pay Television Trust (Singapore), 144A*	10,449,262
569,178	Charter Communications, Inc. (Class A Stock)*(a)	63,702,402
1,373,093	Comcast Corp. (Class A Stock)	55,129,684
581,695	Liberty Global, Inc. (Series C Stock)*(a)	39,956,630
321,422	Time Warner Cable, Inc.	30,699,015

		199,936,993

Multi-Utilities 18.3%
1,279,110	Alliant Energy Corp.	63,008,959
866,682	Ameren Corp.	29,501,855
3,175,003	CenterPoint Energy, Inc.	73,596,569
2,414,893	CMS Energy Corp.	65,081,366
1,116,403	Dominion Resources, Inc.	63,132,590
1,031,889	National Grid PLC (United Kingdom), ADR	61,459,309
2,399,590	NiSource, Inc.	68,940,221
733,823	PG&E Corp.	32,955,991
1,054,219	Sempra Energy	85,708,005

		543,384,865

Oil, Gas & Consumable Fuels 23.3%
799,956	AltaGas Ltd. (Canada)	29,760,601
3,549,366	Cheniere Energy, Inc.*	104,173,892
380,000	Enbridge, Inc., Reg D (Canada), Private Placement (original cost $16,901,755; purchased 04/16/13)(b)(c)	16,482,855
1,093,267	Enbridge, Inc. (Canada)	47,421,478
411,558	Energen Corp.	22,302,328
1,057,160	Energy Transfer Equity LP	60,427,266
299,128	HollyFrontier Corp.	14,806,836
401,107	Marathon Petroleum Corp.	33,091,327
562,535	MarkWest Energy Partners LP(a)	37,037,304

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
556,417	Pembina Pipeline Corp., Reg D, Private Placement, (TSX) (original cost $16,715,379; purchased 03/15/13)(b)(c)	$17,399,604
363,000	Pembina Pipeline Corp., (NYSE)	11,358,270
956,497	SemGroup Corp. (Class A Stock)	50,043,923
1,727,403	Targa Resources Corp.	111,279,301
629,110	TransCanada Corp. (Canada)	28,859,871
880,784	Western Gas Equity Partners LP	32,958,937
2,125,214	Williams Cos., Inc. (The)	74,765,028

		692,168,821

Real Estate Investment Trusts 1.0%
385,628	American Tower Corp.	30,017,283

Road & Rail 1.6%
307,980	Union Pacific Corp.	47,619,868

Water Utilities 1.4%
1,016,302	American Water Works Co., Inc.	40,591,102

Wireless Telecommunication Services 3.8%
437,475	Crown Castle International Corp.*	31,170,094
712,752	NII Holdings, Inc.*	5,495,318
6,482,594	PT Tower Bersama Infrastructure Tbk (Indonesia)*	3,965,386
15,923,240	PT Tower Bersama Infrastructure Tbk (Indonesia), 144A*(b)	9,740,204
827,732	SBA Communications Corp. (Class A Stock)*(a)	62,303,388

		112,674,390

	Total long-term investments (cost $2,273,559,193)	2,950,936,956

SHORT-TERM INVESTMENT 8.6%

Affiliated Money Market Mutual Fund
254,965,182	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $254,965,182; includes $238,138,525 of cash collateral received for securities on loan)(d)(e)	254,965,182

	Total Investments 108.0% (cost $2,528,524,375; Note 5)	3,205,902,138
	Liabilities in excess of other assets (8.0%)	(237,814,790)

	Net Assets 100.0%	$2,968,087,348

See Notes to Financial Statements.

Prudential Jennison Utility Fund	9

Portfolio of Investments

as of May 31, 2013 (Unaudited) continued

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

NYSE—New York Stock Exchange

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

TSX—Toronto Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $229,937,626; cash collateral of $238,138,525 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security, the aggregate original cost of such securities is $33,617,134. The aggregate value of $33,882,459 is approximately 1.1% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,696,790,629	$254,146,327	$—
Affiliated Money Market Mutual Fund	254,965,182	—	—

Total	$2,951,755,811	$254,146,327	$—

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2013 were as follows:

Oil, Gas & Consumable Fuels	23.3%
Electric Utilities	23.0
Multi-Utilities	18.3
Independent Power Producers & Energy Traders	9.9
Affiliated Money Market Mutual Fund (including 8.0% of collateral received for securities on loan)	8.6
Media	6.7
Gas Utilities	4.8
Diversified Telecommunication Services	4.4%
Wireless Telecommunication Services	3.8
Road & Rail	1.6
Water Utilities	1.4
Real Estate Investment Trusts	1.0
Internet Software & Services	0.9
Commercial Services & Supplies	0.3

108.0
Liabilities in excess of other assets	(8.0)

100.0%

See Notes to Financial Statements.

Prudential Jennison Utility Fund	11

Statement of Assets and Liabilities

as of May 31, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $229,937,626:
Unaffiliated Investments (cost $2,273,559,193)	$2,950,936,956
Affiliated Investments (cost $254,965,182)	254,965,182
Foreign currency, at value (cost $61,586)	61,586
Cash	54
Dividends receivable	5,447,657
Receivable for Fund shares sold	758,036
Foreign tax reclaim receivable	191,199
Receivable for investments sold	61,678
Prepaid expenses	9,556

Total assets	3,212,431,904

Liabilities
Payable to broker for collateral for securities on loan	238,138,525
Payable for Fund shares reacquired	3,426,715
Management fee payable	1,123,547
Distribution fee payable	863,727
Accrued expenses	492,424
Affiliated transfer agent fee payable	229,476
Payable for investments purchased	61,586
Deferred directors’ fees	8,556

Total liabilities	244,344,556

Net Assets	$2,968,087,348

Net assets were comprised of:
Common stock, at par	$2,242,680
Paid-in capital in excess of par	2,246,435,258

2,248,677,938
Undistributed net investment income	36,897,198
Accumulated net realized gain on investment and foreign currency transactions	5,160,620
Net unrealized appreciation on investments and foreign currencies	677,351,592

Net assets, May 31, 2013	$2,968,087,348

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($2,651,371,134 ÷ 200,306,267 shares of common stock issued and outstanding)	$13.24
Maximum sales charge (5.50% of offering price)	0.77

Maximum offering price to public	$14.01

Class B
Net asset value, offering price and redemption price per share ($83,270,355 ÷ 6,309,476 shares of common stock issued and outstanding)	$13.20

Class C
Net asset value, offering price and redemption price per share ($89,046,875 ÷ 6,750,555 shares of common stock issued and outstanding)	$13.19

Class R
Net asset value, offering price and redemption price per share ($10,860,179 ÷ 821,045 shares of common stock issued and outstanding)	$13.23

Class Z
Net asset value, offering price and redemption price per share ($133,538,805 ÷ 10,080,672 shares of common stock issued and outstanding)	$13.25

See Notes to Financial Statements.

Prudential Jennison Utility Fund	13

Statement of Operations

Six Months Ended May 31, 2013 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,390,242)	$43,437,919
Affiliated income from securities loaned, net	575,941
Affiliated dividend income	29,919

Total income	44,043,779

Expenses
Management fee	6,277,951
Distribution fee—Class A	3,909,533
Distribution fee—Class B	409,538
Distribution fee—Class C	435,891
Distribution fee—Class R	23,515
Transfer agent’s fees and expenses (including affiliated expense of $538,600)	1,353,000
Custodian’s fees and expenses	204,000
Reports to shareholders	70,000
Registration fees	38,000
Directors’ fees	34,000
Insurance	29,000
Legal fees and expenses	20,000
Audit fee	11,000
Miscellaneous	15,013

Total expenses	12,830,441

Net investment income	31,213,338

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	218,005,872
Foreign currency transactions	(684,626)

217,321,246

Net change in unrealized appreciation (depreciation) on:
Investments	106,381,810
Foreign currencies	(22,834)

106,358,976

Net gain on investment and foreign currency transactions	323,680,222

Net Increase In Net Assets Resulting From Operations	$354,893,560

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2013	Year Ended November 30, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$31,213,338	$68,191,069
Net realized gain on investment and foreign currency transactions	217,321,246	84,627,469
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	106,358,976	199,721,969

Net increase in net assets resulting from operations	354,893,560	352,540,507

Dividends from net investment income (Note 1)
Class A	(34,684,289)	(50,543,468)
Class B	(819,294)	(1,163,226)
Class C	(876,325)	(1,196,535)
Class R	(110,480)	(131,457)
Class Z	(1,812,170)	(2,600,960)

	(38,302,558)	(55,635,646)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	82,737,074	119,140,131
Net asset value of shares issued in reinvestment of dividends	35,896,102	52,085,191
Cost of shares reacquired	(206,375,615)	(407,407,417)

Net decrease in net assets from Fund share transactions	(87,742,439)	(236,182,095)

Total increase	228,848,563	60,722,766

Net Assets:
Beginning of period	2,739,238,785	2,678,516,019

End of period(a)	$2,968,087,348	$2,739,238,785

(a) Includes undistributed net investment income of:	$36,897,198	$43,986,418

See Notes to Financial Statements.

Prudential Jennison Utility Fund	15

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company currently consists of three portfolios: Prudential Financial Services Fund, Prudential Jennison Health Sciences Fund and Prudential Jennison Utility Fund. These financial statements relate to Prudential Jennison Utility Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

The Fund is non-diversified and its investment objective is to seek total return through a combination of capital appreciation and current income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation

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methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Jennison Utility Fund	17

Notes to Financial Statements

(Unaudited) continued

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

18	Visit our website at www.prudentialfunds.com

Restricted and Illiquid Securities: The Fund may hold up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) cannot be resold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement date on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually

Prudential Jennison Utility Fund	19

Notes to Financial Statements

(Unaudited) continued

received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and

20	Visit our website at www.prudentialfunds.com

accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax-paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep

Prudential Jennison Utility Fund	21

Notes to Financial Statements

(Unaudited) continued

certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60% of the Fund’s average daily net assets up to $250 million, .50% of the next $500 million, .45% of the next $750 million, .40% of the next $500 million, .35% of the next $2 billion, ..325% of the next $2 billion and .30% of the average daily net assets of the Fund in excess of $6 billion. The effective management fee rate was .43% for the six months ended May 31, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares through March 31, 2014.

PIMS has advised the Fund that it received $590,825 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2013, it received $379, $48,089 and $1,813 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended May 31, 2013, PIM has been compensated approximately $172,000 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2013, were $787,058,124 and $873,031,832, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$2,507,830,959	$834,851,390	$(136,780,211)	$698,071,179

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and investments in partnerships as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended November 30, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss

Prudential Jennison Utility Fund	23

Notes to Financial Statements

(Unaudited) continued

carryforwards related to taxable years ending before November 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $123,917,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended November 30, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of November 30, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	$209,813,000

The Fund elected to treat post-October capital losses of approximately $1,225,000 as having been incurred in the following fiscal year (November 30, 2013).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 925 million shares of $.01 par value per share common stock authorized which consists of 600 million shares of Class A common stock, 60 million shares of Class B common stock, 90 million shares of Class C common stock, 75 million shares of Class R common stock and 100 million shares of Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2013:
Shares sold	2,873,054	$37,376,012
Shares issued in reinvestment of dividends	2,662,390	32,642,826
Shares reacquired	(12,680,541)	(161,572,970)

Net increase (decrease) in shares outstanding before conversion	(7,145,097)	(91,554,132)
Shares issued upon conversion from Class B and Z	566,504	7,029,404
Shares reacquired upon conversion into Class Z	(94,749)	(1,263,497)

Net increase (decrease) in shares outstanding	(6,673,342)	$(85,788,225)

Year ended November 30, 2012:
Shares sold	5,325,449	$59,720,203
Shares issued in reinvestment of dividends	4,288,181	47,534,841
Shares reacquired	(28,655,801)	(324,322,457)

Net increase (decrease) in shares outstanding before conversion	(19,042,171)	(217,067,413)
Shares issued upon conversion from Class B and Z	1,581,086	17,790,756
Shares reacquired upon conversion into Class Z	(95,665)	(1,091,462)

Net increase (decrease) in shares outstanding	(17,556,750)	$(200,368,119)

Class B
Six months ended May 31, 2013:
Shares sold	495,874	$6,456,906
Shares issued in reinvestment of dividends	62,833	763,705
Shares reacquired	(460,339)	(5,889,413)

Net increase (decrease) in shares outstanding before conversion	98,368	1,331,198
Shares reacquired upon conversion into Class A	(567,351)	(7,019,785)

Net increase (decrease) in shares outstanding	(468,983)	$(5,688,587)

Year ended November 30, 2012:
Shares sold	858,017	$9,681,979
Shares issued in reinvestment of dividends	96,774	1,068,443
Shares reacquired	(1,301,756)	(14,668,549)

Net increase (decrease) in shares outstanding before conversion	(346,965)	(3,918,127)
Shares reacquired upon conversion into Class A	(1,560,906)	(17,514,019)

Net increase (decrease) in shares outstanding	(1,907,871)	$(21,432,146)

Prudential Jennison Utility Fund	25

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended May 31, 2013:
Shares sold	506,607	$6,609,819
Shares issued in reinvestment of dividends	57,926	704,201
Shares reacquired	(784,185)	(9,998,334)

Net increase (decrease) in shares outstanding before conversion	(219,652)	(2,684,314)
Shares reacquired upon conversion into Class Z	(26,263)	(326,155)

Net increase (decrease) in shares outstanding	(245,915)	$(3,010,469)

Year ended November 30, 2012:
Shares sold	766,556	$8,617,497
Shares issued in reinvestment of dividends	86,665	956,866
Shares reacquired	(2,293,036)	(25,819,926)

Net increase (decrease) in shares outstanding before conversion	(1,439,815)	(16,245,563)
Shares reacquired upon conversion into Class Z	(22,598)	(269,692)

Net increase (decrease) in shares outstanding	(1,462,413)	$(16,515,255)

Class R
Six months ended May 31, 2013:
Shares sold	238,845	$3,144,741
Shares issued in reinvestment of dividends	9,011	110,480
Shares reacquired	(134,652)	(1,725,150)

Net increase (decrease) in shares outstanding	113,204	$1,530,071

Year ended November 30, 2012:
Shares sold	402,690	$4,570,085
Shares issued in reinvestment of dividends	11,827	131,457
Shares reacquired	(257,941)	(2,932,486)

Net increase (decrease) in shares outstanding	156,576	$1,769,056

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Class Z	Shares	Amount
Six months ended May 31, 2013:
Shares sold	2,251,463	$29,149,596
Shares issued in reinvestment of dividends	136,096	1,674,890
Shares reacquired	(2,114,899)	(27,189,748)

Net increase (decrease) in shares outstanding before conversion	272,660	3,634,738
Shares issued upon conversion from Class A and C	120,877	1,589,652
Shares reacquired upon conversion into Class A	(748)	(9,619)

Net increase (decrease) in shares outstanding	392,789	$5,214,771

Year ended November 30, 2012:
Shares sold	3,235,104	$36,550,367
Shares issued in reinvestment of dividends	215,473	2,393,584
Shares reacquired	(3,497,762)	(39,663,999)

Net increase (decrease) in shares outstanding before conversion	(47,185)	(720,048)
Shares issued upon conversion from Class A and C	118,341	1,361,154
Shares reacquired upon conversion into Class A	(24,770)	(276,737)

Net increase (decrease) in shares outstanding	46,386	$364,369

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended May 31, 2013.

Prudential Jennison Utility Fund	27

Notes to Financial Statements

(Unaudited) continued

Note 8. Notice of Dividends to Shareholders

The Fund declared ordinary income dividends on June 19, 2013 to shareholders of record on June 20, 2013. The ex-dividend date was June 21, 2013. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.231349
Class B	$0.207841
Class C	$0.207841
Class R	$0.224643
Class Z	$0.241459

Note 9. New Accounting Pronouncement

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which replaced ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the application of ASU No. 2013-01 and its impact, if any, on the Fund’s financial statements.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.85		$10.64	$9.85	$8.61	$7.49	$16.84
Income (loss) from investment operations:
Net investment income	.14		.29	.29	.24	.28	.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.42		1.15	.76	1.20	1.04	(6.75)
Total from investment operations	1.56		1.44	1.05	1.44	1.32	(6.56)
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.23)	(.26)	(.20)	(.20)	(.18)
Distributions from net realized gains	-		-	-	-	-	(2.61)
Total dividends and distributions	(.17)		(.23)	(.26)	(.20)	(.20)	(2.79)
Capital Contributions(f):	-		-	-	- (e)	-	-
Net asset value, end of period	$13.24		$11.85	$10.64	$9.85	$8.61	$7.49
Total Return(b):	13.28%		13.73%	10.74%	16.91%	18.13%	(46.58)%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$2,651		$2,453	$2,388	$2,444	$2,357	$2,269
Average net assets (000,000)	$2,614		$2,454	$2,486	$2,423	$2,178	$3,920
Ratios to average net assets(c):
Expenses	.85%	(g)	.87%	.89%	.90%	.92%	.81% (d)
Net investment income	2.17%	(g)	2.52%	2.77%	2.61%	3.64%	1.55%
Portfolio turnover rate	27%	(h)	37%	51%	53%	46%	38%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Through March 31, 2008, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Less than $.005 per share.

(f) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended November 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	29

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.82		$10.61	$9.83	$8.59	$7.47	$16.80
Income (loss) from investment operations:
Net investment income	.09		.21	.22	.18	.23	.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.42		1.15	.75	1.20	1.04	(6.75)
Total from investment operations	1.51		1.36	.97	1.38	1.27	(6.65)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.15)	(.19)	(.14)	(.15)	(.07)
Distributions from net realized gains	-		-	-	-	-	(2.61)
Total dividends and distributions	(.13)		(.15)	(.19)	(.14)	(.15)	(2.68)
Capital Contributions(e):	-		-	-	- (d)	-	-
Net asset value, end of period	$13.20		$11.82	$10.61	$9.83	$8.59	$7.47
Total Return(b):	12.85%		12.97%	9.89%	16.16%	17.35%	(46.99)%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$83		$80	$92	$103	$110	$130
Average net assets (000,000)	$82		$86	$99	$106	$109	$264
Ratios to average net assets(c):
Expenses	1.55%	(f)	1.57%	1.59%	1.60%	1.62%	1.53%
Net investment income	1.48%	(f)	1.83%	2.08%	1.91%	3.03%	.82%
Portfolio turnover rate	27%	(g)	37%	51%	53%	46%	38%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended November 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.81		$10.60	$9.82	$8.58	$7.47	$16.78
Income (loss) from investment operations:
Net investment income	.09		.20	.22	.18	.22	.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.42		1.16	.75	1.20	1.04	(6.73)
Total from investment operations	1.51		1.36	.97	1.38	1.26	(6.63)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.15)	(.19)	(.14)	(.15)	(.07)
Distributions from net realized gains	-		-	-	-	-	(2.61)
Total dividends and distributions	(.13)		(.15)	(.19)	(.14)	(.15)	(2.68)
Capital Contributions(e):	-		-	-	- (d)	-	-
Net asset value, end of period	$13.19		$11.81	$10.60	$9.82	$8.58	$7.47
Total Return(b):	12.86%		12.98%	9.90%	16.18%	17.21%	(46.92)%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$89		$83	$90	$97	$101	$110
Average net assets (000,000)	$87		$87	$95	$100	$98	$198
Ratios to average net assets(c):
Expenses	1.55%	(f)	1.57%	1.59%	1.60%	1.62%	1.53%
Net investment income	1.48%	(f)	1.81%	2.07%	1.90%	2.98%	.83%
Portfolio turnover rate	27%	(g)	37%	51%	53%	46%	38%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended November 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	31

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.84		$10.63	$9.85	$8.60	$7.49	$16.83
Income (loss) from investment operations:
Net investment income	.13		.26	.27	.22	.26	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.42		1.16	.75	1.21	1.04	(6.74)
Total from investment operations	1.55		1.42	1.02	1.43	1.30	(6.58)
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.21)	(.24)	(.18)	(.19)	(.15)
Distributions from net realized gains	-		-	-	-	-	(2.61)
Total dividends and distributions	(.16)		(.21)	(.24)	(.18)	(.19)	(2.76)
Capital Contributions(f):	-		-	-	- (e)	-	-
Net asset value, end of period	$13.23		$11.84	$10.63	$9.85	$8.60	$7.49
Total Return(b):	13.18%		13.51%	10.42%	16.82%	17.76%	(46.66)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,860		$8,383	$5,859	$4,461	$3,223	$2,596
Average net assets (000)	$9,432		$7,164	$5,467	$3,914	$2,868	$3,377
Ratios to average net assets(c):
Expenses(d)	1.05%	(g)	1.07%	1.09%	1.10%	1.12%	1.03%
Net investment income	2.01%	(g)	2.33%	2.59%	2.42%	3.37%	1.37%
Portfolio turnover rate	27%	(h)	37%	51%	53%	46%	38%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Through March 31, 2014, the distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) Less than $.005 per share.

(f) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended November 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.86		$10.64	$9.86	$8.61	$7.50	$16.85
Income (loss) from investment operations:
Net investment income	.16		.32	.33	.27	.30	.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.42		1.17	.74	1.21	1.04	(6.75)
Total from investment operations	1.58		1.49	1.07	1.48	1.34	(6.52)
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.27)	(.29)	(.23)	(.23)	(.22)
Distributions from net realized gains	-		-	-	-	-	(2.61)
Total dividends and distributions	(.19)		(.27)	(.29)	(.23)	(.23)	(2.83)
Capital Contributions(e):	-		-	-	- (d)	-	-
Net asset value, end of period	$13.25		$11.86	$10.64	$9.86	$8.61	$7.50
Total Return(b):	13.43%		14.16%	10.96%	17.37%	18.33%	(46.38)%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$134		$115	$103	$81	$82	$98
Average net assets (000,000)	$126		$111	$103	$84	$83	$163
Ratios to average net assets(c):
Expenses	.55%	(f)	.57%	.59%	.60%	.62%	.53%
Net investment income	2.48%	(f)	2.83%	3.09%	2.91%	4.00%	1.84%
Portfolio turnover rate	27%	(g)	37%	51%	53%	46%	38%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended November 30, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized

See Notes to Financial Statements.

Prudential Jennison Utility Fund	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Sector Funds, Inc./Prudential Jennison Utility Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON UTILITY FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PRUAX	PRUTX	PCUFX	JDURX	PRUZX
CUSIP	74441P858	74441P841	74441P833	74441P825	74441P817

MF105E2    0247609-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Sector Funds, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 22, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	July 22, 2013